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July 30, 2007

VIA EDGAR

Filing Desk Attn: Mr. James E. O'Connor U.S. Securities and Exchange Commission 450 Fifth Street, N.W. Washington, D.C. 20549

Re:	FundVantage Trust 1933 Act File No. 333-141120 1940 Act File No. 811-22027

Ladies and Gentlemen:

Filed herewith is Pre-Effective Amendment No. 2 (the "Amendment") to the Registration Statement on Form N-1A (the "Registration Statement") under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act") of FundVantage Trust (the "Registrant").  The Amendment is being filed solely to add EDGAR Class Identifiers for the Institutional Class of each of the MBIA Core Plus Fixed Income Fund, MBIA High Yield Fund, MBIA Multi-Sector Inflation Protection Fund, and MBIA Municipal Bond Inflation Protection Fund (the "Funds").

In its previous filing, the Registrant had inadvertently failed to acquire EDGAR Class Identifiers for the Institutional Class of the Funds.  After consulting with Mr. James O'Connor, it was determined to submit this Amendment to obtain such Class Identifiers.  The Amendment incorporates by reference Parts A, B and C of Pre-Effective Amendment No. 1 to the Registration Statement filed with the Commission on July 27, 2007.

You may direct any questions or comments concerning the Amendment to the undersigned at (215) 981-4659.

Very truly yours,
/s/ John P. Falco
John P. Falco

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